CONSOLIDATED STATEMENT OF STOCKHOLDERS' (DEFICIT) EQUITY (USD $)	Total	Common stock [Member]	Additional paid-in capital [Member]	Note receivable, related party [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2012	$ 1,135,919	$ 7,195	$ 20,744,750	$ (200,072)	$ (19,415,954)
Balance (in shares) at Dec. 31, 2012		7,194,910
Issuance of common stock, net of offering costs	1,010,000	452	1,009,548
Issuance of common stock, net of offering costs, shares		451,871
Issuance of warrants in connection with convertible note	90,000		90,000
Effect of reverse merger adjustment		531	(531)
Effect of reverse merger adjustment, shares		530,612
Conversion of convertible notes payable, including beneficial conversion feature	2,140,000	686	2,139,314
Conversion of convertible notes payable, including beneficial conversion feature, shares		686,275
Reclassification and accretion of puttable common stock	(393,780)	(131)	(393,649)
Reclassification and accretion of puttable common stock, shares		(131,287)
Stock based compensation expense	70,156		70,156
Accrued interest on note receivable, related party	(2,000)			(2,000)
Net loss	(3,951,590)				(3,951,590)
Balance at Dec. 31, 2013	98,705	8,733	23,659,588	(202,072)	(23,367,544)
Balance (in shares) at Dec. 31, 2013	8,732,381	8,732,381
Issuance of common stock, net of offering costs	2,597,485	5,000	2,592,485
Issuance of common stock, net of offering costs, shares		5,000,000
Stock based compensation expense	430,071		430,071
Accrued interest on note receivable, related party	(2,028)			(2,028)
Adjustment resulting from change in value of puttable common stock	93,780		93,780
Redemption and retirement of puttable common stock	21,244		21,244
Warrants repricing	14,878		14,878
Net loss	(3,828,411)				(3,828,411)
Balance at Dec. 31, 2014	$ (574,276)	$ 13,733	$ 26,812,046	$ (204,100)	$ (27,195,955)
Balance (in shares) at Dec. 31, 2014	13,732,381	13,732,381